Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Regulated Operations [Abstract]
Schedule of Property Plant and Equipment
The service life ranges and weighted average remaining service life of the Corporation's PPE as at December 31 were as follows.

	2018		2017
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Distribution
Electric	5-80	33	5-80	33
Gas	14-95	35	14-95	34
Transmission
Electric	20-90	42	20-80	41
Gas	5-85	41	5-80	34
Generation	1-85	24	5-85	28
Other	3-70	15	3-70	14

(in millions)	Cost	Accumulated Depreciation	Net Book Value
2018
Distribution
Electric	$10,880	$(3,076)	$7,804
Gas	4,767	(1,244)	3,523
Transmission
Electric	14,665	(3,212)	11,453
Gas	2,214	(639)	1,575
Generation	6,164	(2,279)	3,885
Other	3,877	(1,251)	2,626
Assets under construction	1,478	—	1,478
Land	310	—	310
	$44,355	$(11,701)	$32,654

2017
Distribution
Electric	$9,963	$(2,864)	$7,099
Gas	4,093	(1,157)	2,936
Transmission
Electric	12,571	(2,838)	9,733
Gas	1,954	(596)	1,358
Generation	6,079	(1,996)	4,083
Other	3,608	(1,130)	2,478
Assets under construction	1,717	—	1,717
Land	264	—	264
	$40,249	$(10,581)	$29,668

Schedule of Jointly-Owned Facilities
As at December 31, 2018, interests in jointly-owned facilities consisted of the following.

	Ownership		Accumulated	Net Book
(in millions, except as noted)%		Cost	Depreciation	Value
San Juan Unit 1	50.0	$397	$(183)	$214
Four Corners Units 4 and 5	7.0	239	(104)	135
Luna Energy Facility	33.3	79	(5)	74
Gila River Common Facilities	25.0	45	(16)	29
Springerville Coal Handling Facilities	83.0	284	(117)	167
Transmission Facilities	1.0-80.0	1,018	(397)	621
		$2,062	$(822)	$1,240